NON-CASH SHARE-BASED COMPENSATION - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Options
Disclosure of classes of share capital [line items]
Vesting period	3 years
Bottom of range | Options
Disclosure of classes of share capital [line items]
Vesting percentage	0.00%
Bottom of range | PSUs
Disclosure of classes of share capital [line items]
Vesting percentage	0.00%
Top of range | Options
Disclosure of classes of share capital [line items]
Vesting percentage	100.00%
Top of range | PSUs
Disclosure of classes of share capital [line items]
Vesting percentage	100.00%
2017 Equity Incentive Plan
Disclosure of classes of share capital [line items]
Shares authorized and reserved for issuance (in shares)	3,284
Number of share option vested (in shares)	1,648	595
Number of share options granted, remain unvested (in shares)	1,141	1,283
Number of share options granted, remain unvested (in shares)	238	212
ESPP
Disclosure of classes of share capital [line items]
Shares authorized and reserved for issuance (in shares)	300
Number of share purchased (in shares)	15
Shares remaining available to be purchased (in shares)	285